Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member]	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash used in operating activities	¥ (5,660,966)	$ (775,549)	¥ (12,424,134)	¥ (4,198,307)
Net cash provided by investing activities	101,781,775	13,944,046	(352,234,205)	(156,276,810)
Net cash provided by financing activities	143,247,486	19,624,825	362,690,064	155,679,057
Effect of exchange rate changes on cash and cash equivalents and restricted cash	916,355	125,540	(396,838)	(2,025,056)
Net decrease in cash and cash equivalents and restricted cash	240,284,650	32,918,862	(2,365,113)	(6,821,116)
Cash and cash equivalents and restricted cash at the beginning of the year	13,423,750	1,839,046	15,788,863	22,609,979
Cash and cash equivalents and restricted cash at the end of the year	¥ 253,708,400	$ 34,757,908	¥ 13,423,750	¥ 15,788,863